S000068548 [Member] Investment Strategy - iShares Short Duration High Yield Muni Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to achieve its objectives by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within such policy or to one or more market risk factors associated with such securities. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“AMT”)). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. Under normal market conditions, the Fund will seek to maintain an investment portfolio with a weighted average effective duration of less than 5 years. However, in certain market conditions, the weighted average effective duration may go up to 6 years.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Fund management intends to invest at least 65% of the Fund’s net assets in medium- to low-quality bonds as rated by at least one independent rating agency (BBB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BFA. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the Fund’s net assets in municipal bonds rated BBB or Baa or lower if Fund management determines that there is an insufficient supply of such obligations available for investment.
The Fund may also invest up to 20% of its net assets in municipal bonds that are considered distressed securities, which are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch, or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BFA.
Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund is classified as non-diversified under the 1940 Act.
The Fund may use derivative instruments to hedge its investments, including taking short positions in U.S. Treasury futures to manage overall portfolio duration risk.
The Fund may gain exposure to municipal bonds through its investments in other investment companies, including affiliated exchange-traded funds, that invest in such securities. The Fund may invest up to 20% of its total assets in such other investment companies.